Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies.
Schedule of capital commitments

	Total	Less than One Year	1‑3 Years	3‑5 Years	Over 5 Years
Capital commitments	5,367,125	4,926,406	440,719	—	—

Schedule of purchase obligations

	Total	Less than One Year	1‑3 Years	3‑5 Years	Over 5 Years
Purchase obligations	13,890,466	13,890,466	—	—	—